Income Taxes - Schedule of Unrecognized Tax Benefits (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,712
Increases related to prior tax positions	(29)
Increases related to current tax positions	96
Ending balance	$ 1,779